Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Rental revenue	$ 409,000	$ 394,000	$ 805,000	$ 784,000
Total revenue	409,000	394,000	805,000	784,000
Expenses:
Operating	1,103,000	1,080,000	2,247,000	2,075,000
Depreciation	154,000	141,000	299,000	283,000
Loss on impairment of long-lived assets	248,000	0	248,000	0
General and administrative	4,031,000	1,569,000	8,714,000	2,159,000
Total expenses	5,536,000	2,790,000	11,508,000	4,517,000
Other (income) expense:
Interest expense, net of capitalized interest	0	382,000	0	841,000
Change in fair value of warrant liability	(15,390,000)	0	(1,452,000)	0
Loss on extinguishment of note payable to related party	0	0	0	250,000
Total other (income) expense	(15,390,000)	382,000	(1,452,000)	1,091,000
Net income (loss)	10,263,000	(2,778,000)	(9,251,000)	(4,824,000)
Net income (loss) attributable to non-controlling interests	(2,402,000)	0	(6,153,000)	0
Net income (loss) attributable to Sky Harbour Group Corporation shareholders	$ 12,665,000	$ (2,778,000)	$ (3,098,000)	$ (4,824,000)
Earnings (loss) per share
Basic (in dollars per share)	$ 0.85	$ 0	$ (0.24)	$ 0
Diluted (in dollars per share)	$ (0.09)	$ 0	$ (0.24)	$ 0
Weighted average shares
Basic (in shares)	14,938	0	12,957	0
Diluted (in shares)	29,466	0	12,957	0